Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Operating Leases [Member]
Leases (Details) - Schedule of Maturities of Lease Liabilities [Line Items]
2023			$ 184,360
2024		497,344	192,867
2025		471,185	147,833
2026		350,777
2027		367,830
2028		385,735
Thereafter		404,536
Total Lease Payments	$ 2,087,514	2,477,407	525,060
Less : Imputed Interest	556,080	725,982	85,189
Total Lease Liabilities	1,531,434	1,751,425	439,871
Finance Leases [Member]
Leases (Details) - Schedule of Maturities of Lease Liabilities [Line Items]
2023			1,915,040
2024	527,085	1,877,744	2,224,474
2025	2,590,349	2,103,127	2,593,917
2026	3,008,978	3,048,501	3,689,742
2027	663,553	672,269	727,294
2028
Thereafter
Total Lease Payments	6,789,965	7,701,641	11,150,467
Less : Imputed Interest	860,843	1,345,957	2,423,860
Total Lease Liabilities	$ 5,929,122	$ 6,355,684	$ 8,726,607